Accrued royalties liability (Tables)	12 Months Ended
Sep. 30, 2025
Accrued royalties liability
Schedule of minimum annual royalty payments

Payment Date	Amount
April 29, 2026	$200,000
April 29, 2027	250,000
April 29, 2028	250,000
April 29, 2029	300,000
April 29, 2030	300,000
April 29, 2031	350,000
April 29, 2032	350,000
Total	$2,000,000